Trade and Other Receivables	12 Months Ended
Mar. 31, 2023
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables
21)
TRADE AND OTHER RECEIVABLES

	As at March 31
Particulars	2022	2023
Trade and other receivables, net of provision	29,464	61,699
Security deposits, net of provision	6,516	8,260
Interest accrued	3,408	4,855
Due from employees	235	212
Total	39,623	75,026
Non-current	3,713	6,179
Current	35,910	68,847
Total	39,623	75,026

The trade receivables primarily consists of dues from airline, corporate and retail customers.

Security deposits include amounts paid in advance to suppliers of hotel and other services in order to guarantee the provision of those services.

The Group’s exposure to credit and currency risk is disclosed in note 5 and 34.

The information related to impairment losses related to trade and other receivables is disclosed in note 16 and 34.

Trade and other receivables from related parties are disclosed in note 37.